UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   January 18, 2020 to February 18, 2020

Commission File Number of issuing entity:  333-226850-02

Central Index Key Number of issuing entity:  0001772527

BBCMS Mortgage Trust 2019-C3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-226850

                                                                                                                                                                                                                               Central Index Key Number of depositor:  0001541480

Barclays Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

Rialto Mortgage Finance, LLC
(Exact name of sponsor as specified in its charter)

Daniel Vinson (212) 412-7519
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4117282
38-4117283
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 18, 2020 a distribution was made to holders of the certificates issued by BBCMS Mortgage Trust 2019-C3.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BBCMS Mortgage Trust 2019-C3 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on February 18, 2020

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	0.48%	0	N/A

No assets securitized by Barclays Commercial Mortgage Securities LLC (the "Depositor") and held by BBCMS Mortgage Trust 2019-C3 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from January 18, 2020 to February 18, 2020.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 12, 2020. The CIK number for the Depositor is 0001541480

Barclays Capital Real Estate Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2020. The CIK number for Barclays Capital Real Estate Inc. is 0001549574.

Societe Generale Financial Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2020. The CIK number for Societe Generale Financial Corporation is 0001755531.

KeyBank National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 7, 2020. The CIK number for KeyBank National Association is 0001089877.

UBS AG filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2020. The CIK number for UBS AG is 0001685185.

Natixis Real Estate Capital LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2020. The CIK number for Natixis Real Estate Capital LLC is 0001542256.

Rialto Mortgage Finance, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 6, 2020. The CIK number for Rialto Mortgage Finance, LLC is 0001592182.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on February 26, 2020 under Commission File No. 333-226850-02 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on February 26, 2020 under Commission File No. 333-226850-02 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Beginning on June 18, 2014, a group of institutional investors filed civil complaints in the Supreme Court of the State of New York, New York County, and later the U.S. District Court for the Southern District of New York, against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee for certain residential mortgage backed securities (“RMBS”) trusts.  The complaints against Wells Fargo Bank alleged that the trustee caused losses to investors and asserted causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought included money damages in an unspecified amount, reimbursement of expenses, and equitable relief. In November 2018, Wells Fargo Bank reached an agreement, in which it denied any wrongdoing, to resolve such claims on a classwide basis for the 271 RMBS trusts at issue.  On May 6, 2019, the court entered an order approving the settlement agreement.  Separate lawsuits against Wells Fargo Bank making similar allegations filed by certain other institutional investors concerning several RMBS trusts in New York federal and state court are not covered by the agreement.  With respect to such litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BBCMS Mortgage Trust 2019-C3, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	01/17/2020	$4,700.00
Current Distribution Date	02/18/2020	$6410.00

REO Account
Prior Distribution Date	01/17/2020	$0.00
Current Distribution Date	02/18/2020	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for BBCMS Mortgage Trust 2019-C3, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	01/17/2020	$6,237.10
Current Distribution Date	02/18/2020	$130,611.97

Interest Reserve Account
Prior Distribution Date	01/17/2020	$0.00
Current Distribution Date	02/18/2020	$124,375.79

Gain-on-Sale Reserve Account
Prior Distribution Date	01/17/2020	$0.00
Current Distribution Date	02/18/2020	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BBCMS Mortgage Trust 2019-C3, relating to the February 18, 2020 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on February 26, 2020 under Commission File No. 333-226850-02 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on February 26, 2020 under Commission File No. 333-226850-02 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

/s/ Daniel Vinson
Daniel Vinson, Chief Executive Officer

Date: February 26, 2020